September 30, 2005
Volumetric Fund, Inc.
A No-Load Mutual Fund                           3



----------------------                                           1
Third Quarter
Report 2005















                      (Logo)
               Volumetric Fund, Inc.






















To our shareholders:

    Despite increasing interest rates, sky-rocketing oil prices and hurricanes Katrina and Rita, stock prices moderately advanced in the third quarter. Volumetric Fund?s net asset value (NAV) increased 4.2%, reaching $19.08 on September 30, up from $18.31 since June 30. This brought our return to a positive 0.8%, year to date. With the exception of the NYSE Composite Index, more heavily weighed with oil stocks, Volumetric generally has outperformed the other indexes in 2005, as shown below. More impressively, with the help of our mathematics based ?Volume and Range? system, introduced over 5 years ago on September 1, 2000, we have significantly outperformed the stock market for that period, as the table below indicates.


                     Third         Year to   	     Since
                    Quarter         Date            9/1/2000*

Volumetric Fund       +4.2%         +0.8%          +29.8%
Dow-Jones.            +2.8         - 1.8            -5.8
S&P 500               +3.1          +1.4           -19.2
NYSE Index            +5.8          +5.3            +6.7
NASDAQ                +4.6          -1.1           -49.2
     *Introduction of 'Volume and Range' system

    By the way, the Volumetric Index which indicates the value of a $10,000 hypothetical investment in Volumetric on January 1, 1979, with all distributions reinvested, stood at $174,230 on September 30. The index established an all time record high of $176,905 on September 12, 2005, when our NAV reached $19.37.

PORTFOLIO REVIEW

    During the third quarter we added 27 new stocks to our portfolio and sold 24. Currently, we have 85 stocks, 65 gainers and 20 losers. Our best performing stock is Omnicare, up 91.5%, and the worst is Cooper Tire, down 17.2%. Our average stock is up 16.5%. We have reduced our cash position slightly from 8.9% to 7.6% since June 30.

	We have purchased the following stocks during the third quarter:
Alberto Culver, Alcan Aluminum, Archer-Daniels-Midland, Arthur J.
Gallagher, Conagra Foods, Dover, Dow Jones & Co., Eastman Kodak,
Equifax, Ely Lilly, Ethan Allen, Exxon Mobil, General Electric, Hasbro, Ingersoll-Rand, Gartner Group, Kraft Foods, Lincoln National, Louisiana Pacific, Micron Technology, Overseas Shipholding Group, Pride
International, Schering Plough, Sensient Technologies, Southwest
Airlines, Tellabs and United Technology,

    The following stocks were sold in the third quarter: Ann Taylor, Coca Cola, Cott Beverage, Dana Corp., Dillard Department Stores, Energy East, Harrah's Entertainment, Intel, Landry Restaurants, News Corp., Old Dominion Freight Lines, Pall, Pfizer, Polaris, Procter & Gamble, Rohm & Haas, Royal Caribbean Lines, Sherwin- Williams, S&P 500 Index Trust, Staples, TD Banknorth, Verisign, Weyerhaeuser, and Yahoo. Among these stocks the two top gainers were: Verisign with a 58% realized gain and Sherwin- Williams with a 48% gain.

    Our current ten largest common stock holdings, expressed as a percentage of total net assets, are shown in the following table:

         TOP TEN COMMON STOCK HOLDINGS
             (as of 9/30/2005)

		         % of Total
			 Net Assets   % Gain
Omnicare                   1.78%        91.6%
Health Net                 1.78         83.5
Office Depot               1.75         72.6
National Semiconductor     1.64         77.6
First American Financial   1.62         75.6
Shopko Stores              1.49         66.1
Jacobs Engineering         1.46         57.7
Wabtec                     1.46         47.7
ITT Industries             1.42         71.9
Tom Hilfiger               1.42         54.3


PROXY VOTING INFORMATION

	Information is available to shareholders who are interested in the Fund's proxy voting record regarding its securities. This information is available without charge upon request. It may be obtained either by calling the Fund's toll-free number, 800-541-3863, or by visiting the SEC's website at www.sec.org. There you have to search for Form N-PX under Volumetric Fund's filing.




DIVIDEND NEWS

	Volumetric Fund will declare its annual dividend and capital gain distributions on December 30, 2005. The exact date of record, ex-dividend and payment dates will be determined by the Board of Directors in early December. The ex-dividend date is expected to be January 2, 2006. For information regarding projected dividends and distributions please give us a call around the middle or late December.

UPDATE AND OUTLOOK

    Concern over profits and fear of higher interest rates sharply depressed the stock market in the first week of October. For example, as of October 7, the main market indexes declined about 3% since the end of the quarter. Our NAV was down somewhat less, 2.4%, in the same period. As a defensive measure, we have increased our cash position to 12.1% from 7.6% since September 30.

    Historically, Octobers have been volatile times for stocks. A big drop in October is not that unusual. On the other hand, in November the stock market will enter a seasonally strong period. Since 1950 the market declined only 7 times during the last two months of the year.

    Thank you for your trust and confidence. Please do not hesitate to call us, if you have any questions.

October 8, 2005


       Sincerely,


/s/ Gabriel Gibs           /s/ Irene J. Zawitkowski

Gabriel J. Gibs		   Irene J. Zawitkowski
Chairman and CEO           President




	     VOLUMETRIC FUND, INC.
   	   STATEMENT OF NET ASSETS
	     September 30, 2005
	        (Unaudited)

COMMON STOCKS: 92.4%
		                  MARKET
SHARES	COMPANY	                  VALUE
	Aerospace/Defense: 4.1%
 4,000	Lockheed Martin	               $244,160
 4,200	Northrop Grumman	        228,270
21,500	Orbital Sciences*	        268,750
 4,800	United Technologies	        248,832
                                      ---------
		                        990,012
                                      ---------
	Air Transport: 2.1%
 9,300	Alaska Air Group*	        270,258
16,500	Southwest Airlines	        245,025
                                      ---------
		                        515,283
                                      ---------
	Apparel: 2.3%
13,000	Paxar*	                        219,050
19,600	Tommy Hilfiger*	                340,060
                                      ---------
		                        559,110
                                      ---------
	Appliances: 1.1%
 3,400	Whirlpool	                257,618
                                      ---------
	Auto/Auto Parts: 1.9%
12,500	Cooper Tire & Rubber            190,875
 5,900	Genuine Parts	                253,110
                                      ---------
		                        443,985
                                      ---------
	Banking: 3.5%
 5,400	Marshall & Ilsley	        234,954
 5,300	Northern Trust	                267,915
 1,810	Toronto Dominion Bank            89,283
 3,500	Zion Bancorp	                249,270
                                      ---------
		                        841,422
                                      ---------
	Business/Consumer Services: 3.1%
 7,000	Equifax	                        244,580
22,000	Gartner*	                257,180
17,500	The ServiceMaster Company       236,950
                                      ---------
		                        738,710
                                      ---------
	Chemicals: 2.1%
19,341	Chemtura	                240,215
6,000	Lubrizol	                259,980
                                      ---------
		                        500,195
                                      ---------
	Communications: 1.1%
25,000	Tellabs*	                263,000
	Computers, Hardware: 0.9%
12,000	Cisco Systems*	                215,040
	Computers, Software: 4.1%
 5,000	Computer Science*	        236,550
25,000	Compuware*	                237,500
25,000	LSI Logic*                      246,250
25,000	Siebel Systems                  258,250
                                      ---------
		                        978,550
                                      ---------
	Consumer Products: 1.0%
 5,500	Alberto Culver	                246,125
                                      ---------

		                        MARKET
SHARES	COMPANY	                        VALUE
	Drugs: 4.3%
 9,000	Bristol-Myers	               $216,540
 4,400	Genzyme*	                315,216
 4,500	Lilly, Ely	                240,840
12,000	Schering Plough	                252,600
                                      ---------
		                      1,025,196
                                      ---------

	Electrical/Electronics: 6.1%
 6,300	Analog Devices	                233,982
 7,800	Anixter	                        314,574
 19,000	Micron Technology               252,700
15,000	National Semiconductor	        393,000
 8,300	Thermo Electron*	        256,470
                                      ---------
	                              1,450,726
                                      ---------

	Engineering, Construction: 1.5%
 5,200	Jacobs Engineering*	        350,480
                                      ---------
	Financial Services: 5.8%
 5,700	AG Edwards	                249,717
 4,300	American Express	        246,992
 8,000	Federated Investors	        265,840
 8,500	First American Corp             388,195
 5,800	First Data	                232,000
                                      ---------
		                      1,382,744
                                      ---------
	Foods/Beverage: 3.6%
11,000	Archer-Daniels-Midland	        271,260
 4,900	Conagra Foods	                121,275
 7,900	Kraft Foods	                241,661
12,500	Sensient Technologies	        236,875
                                      ---------
		                        871,071
                                      ---------
	Forest Products: 1.1%
 9,100	Lousiana Pacific                251,979
                                      ---------
	Gold: 1.0%
 4,900	Newmont Mining	                231,133
                                      ---------
	Insurance: 3.6%
$8,800 	Arthur J. Gallagher	        253,528
 4,600	Jefferson-Pilot	                235,382
 2,500	Lincoln National	        130,050
 4,500	Torchmark	                237,735
                                      ---------
		                        856,695
                                      ---------
	 Machinery: 4.6%
 8,800 	Crane	                        261,712
 6,400 	Ingersoll-Rand	                244,672
 7,000 	Snap-on Tools	                252,840
 12,800 	Wabtec	                349,184
                                      ---------
		                      1,108,408
                                      ---------
	 Medical/Healthcare: 4.8%
 3,200 	 Allergan 	                293,184
 9,000 	 Health Net Inc.*               425,880
 7,600 	 Omnicare	                427,348
                                      ---------
		                      1,146,412
                                      ---------
	 Metals: 3.2%
 7,600 	 Alcan Aluminum  	        241,148
 8,600 	 Alcoa 	                        210,012
 6,700 	 Inco	                        317,245
                                      ---------
		                        768,405
                                      ---------


		                         MARKET
SHARES	COMPANY	                         VALUE
	Misc./Diversified: 7.8%
 6,500	Dover Corp.	               $265,135
 9,500	Eastman Kodak	                231,135
 7,000	General Electric	        235,690
 6,300	Honeywell	                236,250
 3,000	ITT Industries	                340,800
19,500	Oakley	                        338,130
16,200	Steelcase	                234,252
                                      ---------
		                      1,881,392
                                      ---------
	Oil/Oil Services: 3.5%
 4,000	Exxon Mobil	                254,160
 9,500	Pride International*	        270,845
 3,600	Schlumberger	                303,768
                                      ---------
		                        828,773
                                      ---------
	Precision Instruments: 2.0%
 3,700	Fisher Scientific*              229,585
10,000	Tektronix	                252,300
                                      ---------
		                        481,885
                                      ---------
	Publishing: 3.0%
 6,500	Dow-Jones	                248,235
13,800	Time Warner	                249,918
 6,600	Tribune	                        223,674
                                      ---------
		                        721,827
                                      ---------
	Retail: 6.5%
11,200	Albertson's	                287,280
 7,500	Ethan Allen	                235,125
 4,100	Lowes Companies	                264,040
14,100	Office Depot*	                418,770
14,000	Shopko Stores*	                357,280
                                      ---------
		                      1,562,495
                                      ---------
	Shoes: 1.0%
 2,900	Nike Inc.	                236,872
                                      ---------
	Toys: 0.9%
11,000	Hasbro	                        216,150
                                      ---------
	Transportation, Marine: 1.0%
 4,000	Overseas Shipholding	        233,320
                                      ---------
TOTAL COMMON STOCKS:
(COST	$19,250,666)	             22,155,013
                                     ----------
CASH EQUIVALENTS & RECEIVABLES
  	LESS LIABILITIES: 7.6%
 Cash		                        109,735
 JP Morgan Prime Money Market Fund    2,055,553
 Dividends and interest receivable       21,298
                                      ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES   2,186,586
                                     ----------
TOTAL ASSETS		             24,341,599
Less Liabilities: Payable to brokers   (363,398)
                                     -----------
NET ASSETS: 100.0%		    $23,978,201
                                    ===========
VOLUMETRIC SHARES OUTSTANDING	      1,256,942
                                      ---------
NET ASSET VALUE PER SHARE		 $19.08
                                      =========
*  Non-income producing security










Volumetric Fund, Inc.

87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com


Investment Adviser and
-----------------------
Transfer Agent
--------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
----------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BKD, LLP
Houston, Texas

Board of Directors
------------------

William P. Behrens
Louis Bollag
Jeffrey J. Castaldo
Gabriel J. Gibs, Chairman
Josef Haeupl
Stephen Samitt
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
--------

Gabriel J. Gibs
    Chairman, CEO, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President